Debt (Details) In Millions, unless otherwise specified			12 Months Ended			12 Months Ended			12 Months Ended			12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2013 $600M Revolving Credit Facility [Member] USD ($)	Dec. 31, 2012 $800M Revolving Credit Facility [Member] USD ($)	Dec. 31, 2013 Uncommitted Credit Lines [Member] USD ($)	Dec. 31, 2013 Euro 350 Due June 2018 [Member] EUR (€)	Dec. 31, 2013 Euro 350 Due June 2018 [Member] USD ($)	Dec. 31, 2012 Euro 350 Due June 2018 [Member] USD ($)	Dec. 31, 2013 Euro 200 Due June 2013 [Member] USD ($)	Dec. 31, 2013 Euro 200 Due June 2013 [Member] EUR (€)	Dec. 31, 2012 Euro 200 Due June 2013 [Member] USD ($)	Dec. 31, 2013 Euro 300 Due June 2012 [Member] EUR (€)	Dec. 31, 2013 Other [Member] USD ($)	Dec. 31, 2012 Other [Member] USD ($)
Short-Term Debt [Abstract]
Short-term borrowings	$ 34.2	$ 43.3
Weighted-average interest rates (in hundredths)	12.50%	9.10%
Debt Instrument [Line Items]
Long-term debt	483.7	726.8					480.9	461.7	0		263.8		2.8	1.3
Less: current maturities	1.8	264.7
Long-term debt, non-current	481.9	462.1
Principal amount (Euros in millions)						350.0				200.0		300.0
Interest rate (in hundredths)							4.50%		4.75%	4.75%
Maturity date						Jun. 22, 2018			Jun. 14, 2013	Jun. 14, 2013		Jun. 01, 2012
Proceeds from Notes Payable						348.7
Discounted issue price (in hundredths)							99.974%
Effective interest rate (in hundredths)							4.505%
Revolving Credit Agreement [Abstract]
Uncommitted credit lines, maximum borrowing capacity			600.0	800.0	376.9
Uncommitted credit lines, remaining borrowing capacity			599.1	799.1	339.9
Uncommitted credit lines, current borrowing capacity after limitations					263.0
Line of credit facility date entered			Oct. 15, 2013	Oct. 05, 2011
Portion which may be used for the issuance of stand-by letters of credit			150.0
Expiration date			Oct. 15, 2018	Oct. 05, 2016
Outstanding letters of credit			0.9	0.9
Facility fee (in hundredths)			0.225%
Credit spread (in hundredths)			1.275%
Impact of downgrades from credit rating agencies on facility fees	from approximately $0.2 to $0.3 annually
Covenant terms			The Amended Agreement contains customary restrictive covenants pertaining to our management and operations, including limitations on the amount of subsidiary debt that we may incur and limitations on our ability to pledge assets, as well as financial covenants requiring, among other things, that we comply with a leverage ratio (net Debt-to-EBITDA) of not greater than 3.5 to 1 and a fixed charge coverage ratio of not less than 1.5 to 1. The Amended Agreement also contains customary events of default, including, among others, payment defaults, material inaccuracy of representations and warranties, covenant defaults, bankruptcy or involuntary proceedings, certain monetary and non-monetary judgments, change of control and customary ERISA defaults.
Covenant compliance			As defined in the Amended Agreement, we had a net Debt-to-EBITDA ratio of 0.28 to 1 (compared to the maximum allowable ratio of 3.5 to 1) and a Fixed Charge Coverage ratio of 3.29 to 1 (compared to the minimum required ratio of 1.5 to 1) as of December 31, 2013.
Debt to EBITDA Ratio, Maximum			3.5
Fixed Charge Coverage Ratio, Minimum			1.5
Debt to EBITDA			0.28
Fixed Charge Coverage Ratio			3.29
Debt Maturities [Abstract]
2014	1.0
2015	0
2016	0
2017	$ 480.9